Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following disclosure is required by SEC rules to provide information about the relationship between executive compensation and the Company’s performance on select financial metrics. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. More information on the Company’s compensation program and decisions for the 2024 performance year can be found in the Compensation Discussion and Analysis.
Pay Versus Performance Table
The following table sets forth information regarding the Company’s Compensation Actually Paid and certain other Company financial information for fiscal years 2024, 2023, 2022 and 2021.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for non-CEO NEOs(1)(3)	Average Compensation Actually Paid to non-CEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)(6)		Adjusted EBITDA (in millions)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)
2024	$5,763,133	$9,714,056	$1,381,549	$1,689,898	$197.77	$142.58		$209,340	$373.9
2023	$5,583,109	$9,544,538	$1,348,444	$1,900,028	$170.74	$135.28	-$	82,306	$378.1
2022	$6,031,517	$9,906,721	$1,507,548	$2,034,984	$144.33	$159.41		$205,381	$367.7
2021	$5,148,033	$6,117,711	$1,244,311	$1,512,287	$120.18	$160.16		$164,682	$331.3

(1)
Represents the total compensation for Mr. Lombardi, our CEO, and the average total compensation for our non-CEO NEOs from the Summary Compensation Table for 2024, 2023, 2022, and 2021.

(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensation for our non-CEO NEOs during 2024, 2023, 2022, and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments:

(3)
Our non-CEO NEOs include the following individuals for each of 2024, 2023, 2022 and 2021: Messrs. Mekhail, P’Pool, Zerillo and Ms. Sacco.

(4)
Total Shareholder Return for each fiscal year assumes $100 was invested at the close of March 31, 2020 in Prestige and the Peer Group and that any dividends were reinvested when and as paid.

(5)
The Peer Group reflects the Company’s peer group that is used for purposes of compensation benchmarking, as defined in the Compensation Discussion and Analysis. This peer group was changed to exclude Lannett, Co., which ceased to be a relevant peer due to bankruptcy. Hostess Brands, Inc. was added as a replacement based on their similar financial profile. The Peer Group Total Shareholder Return with respect to the former peer group is $160.51, $156.73, $130.75 and $135.33, for 2021, 2022, 2023 and 2024, respectively.

(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Adjusted EBITDA is defined as net income plus depreciation and amortization, interest expense, integration, transition, purchase accounting, legal and various other costs associated with acquisitions and divestitures, tradename impairment and certain tax adjustments. This metric and definition is consistent with Adjusted EBITDA used in the Annual Incentive Plan, as described in the Compensation Discussion and Analysis. Please refer to Appendix A for a reconciliation of Non-GAAP Adjusted EBITDA to GAAP Net Income.

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2024				2023		2022		2021
		CEO		Average Non-CEO NEOs		CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total			$5,763,133		$1,381,549	$5,583,109	$1,348,444	$6,031,517	$1,507,548	$5,148,033	$1,244,311
- Stock and Option Awards(a)			$3,700,034		$611,250	$3,600,031	$592,510	$3,299,970	$565,266	$3,127,475	$507,589
Equity Award Adjustments(b)	+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$4,349,174		$718,489	$4,139,342	$718,300	$3,940,907	$735,436	$3,390,325	$583,912
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End		$3,372,800		$274,980	$3,171,807	$365,822	$3,085,508	$315,689	$582,640	$151,858
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	71,018	-$	73,869	$250,311	$59,972	$148,759	$41,577	$124,187	$39,795
Compensation Actually Paid			$9,714,056		$1,689,898	$9,544,538	$1,900,028	$9,906,721	$2,034,984	$6,117,711	$1,512,287

(a)
Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.

(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.

Named Executive Officers, Footnote
(1)
Represents the total compensation for Mr. Lombardi, our CEO, and the average total compensation for our non-CEO NEOs from the Summary Compensation Table for 2024, 2023, 2022, and 2021.
(3)
Our non-CEO NEOs include the following individuals for each of 2024, 2023, 2022 and 2021: Messrs. Mekhail, P’Pool, Zerillo and Ms. Sacco.

Peer Group Issuers, Footnote
(5)
The Peer Group reflects the Company’s peer group that is used for purposes of compensation benchmarking, as defined in the Compensation Discussion and Analysis. This peer group was changed to exclude Lannett, Co., which ceased to be a relevant peer due to bankruptcy. Hostess Brands, Inc. was added as a replacement based on their similar financial profile. The Peer Group Total Shareholder Return with respect to the former peer group is $160.51, $156.73, $130.75 and $135.33, for 2021, 2022, 2023 and 2024, respectively.

Changed Peer Group, Footnote
(5)
The Peer Group reflects the Company’s peer group that is used for purposes of compensation benchmarking, as defined in the Compensation Discussion and Analysis. This peer group was changed to exclude Lannett, Co., which ceased to be a relevant peer due to bankruptcy. Hostess Brands, Inc. was added as a replacement based on their similar financial profile. The Peer Group Total Shareholder Return with respect to the former peer group is $160.51, $156.73, $130.75 and $135.33, for 2021, 2022, 2023 and 2024, respectively.

PEO Total Compensation Amount	$ 5,763,133	$ 5,583,109	$ 6,031,517	$ 5,148,033
PEO Actually Paid Compensation Amount	$ 9,714,056	9,544,538	9,906,721	6,117,711
Adjustment To PEO Compensation, Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensation for our non-CEO NEOs during 2024, 2023, 2022, and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments:

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2024				2023		2022		2021
		CEO		Average Non-CEO NEOs		CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total			$5,763,133		$1,381,549	$5,583,109	$1,348,444	$6,031,517	$1,507,548	$5,148,033	$1,244,311
- Stock and Option Awards(a)			$3,700,034		$611,250	$3,600,031	$592,510	$3,299,970	$565,266	$3,127,475	$507,589
Equity Award Adjustments(b)	+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$4,349,174		$718,489	$4,139,342	$718,300	$3,940,907	$735,436	$3,390,325	$583,912
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End		$3,372,800		$274,980	$3,171,807	$365,822	$3,085,508	$315,689	$582,640	$151,858
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	71,018	-$	73,869	$250,311	$59,972	$148,759	$41,577	$124,187	$39,795
Compensation Actually Paid			$9,714,056		$1,689,898	$9,544,538	$1,900,028	$9,906,721	$2,034,984	$6,117,711	$1,512,287

(a)
Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.

(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,381,549	1,348,444	1,507,548	1,244,311
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,689,898	1,900,028	2,034,984	1,512,287
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents the total compensation from the Summary Compensation Table for our CEO and the average total compensation for our non-CEO NEOs during 2024, 2023, 2022, and 2021 as adjusted to reflect changes in the fair value of outstanding stock and option awards in accordance with Item 402(v) of Regulation S-K. The table below details the adjustments:

Reconciliation of Summary Compensation Totals and Compensation Actually Paid		2024				2023		2022		2021
		CEO		Average Non-CEO NEOs		CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs	CEO	Average Non-CEO NEOs
Summary Compensation Table Total			$5,763,133		$1,381,549	$5,583,109	$1,348,444	$6,031,517	$1,507,548	$5,148,033	$1,244,311
- Stock and Option Awards(a)			$3,700,034		$611,250	$3,600,031	$592,510	$3,299,970	$565,266	$3,127,475	$507,589
Equity Award Adjustments(b)	+ Year End Fair Value of Equity Awards Granted in the Applicable Year		$4,349,174		$718,489	$4,139,342	$718,300	$3,940,907	$735,436	$3,390,325	$583,912
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End		$3,372,800		$274,980	$3,171,807	$365,822	$3,085,508	$315,689	$582,640	$151,858
	+ Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-$	71,018	-$	73,869	$250,311	$59,972	$148,759	$41,577	$124,187	$39,795
Compensation Actually Paid			$9,714,056		$1,689,898	$9,544,538	$1,900,028	$9,906,721	$2,034,984	$6,117,711	$1,512,287

(a)
Represents the aggregate grant date fair value of all equity awards reported in the Stock Awards and Stock Option Awards columns in the Summary Compensation Table for the applicable year.

(b)
Represents the sum of the fair value of all equity awards granted during the covered fiscal year, measured at the end of the year plus the change in fair value of unvested awards granted in prior fiscal years, measured at the end of the covered fiscal year (or, for awards that vested in the covered fiscal year, as of the vesting date). The valuation methodology used to calculate fair values is consistent with those used at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to Total Shareholder Return for Prestige and the peer group for 2024, 2023, 2022, and 2021.
Pay vs TSR

Compensation Actually Paid vs. Net Income
The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to net income and adjusted EBITDA for 2024, 2023, 2022, and 2021.
Pay vs Net Income and Adjusted EBITDA

Compensation Actually Paid vs. Company Selected Measure
The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to net income and adjusted EBITDA for 2024, 2023, 2022, and 2021.
Pay vs Net Income and Adjusted EBITDA

Total Shareholder Return Vs Peer Group
The table below shows the relationship between the compensation actually paid to the CEO and average non-CEO NEOs relative to Total Shareholder Return for Prestige and the peer group for 2024, 2023, 2022, and 2021.
Pay vs TSR

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2024 AIP
As described in greater detail in our Compensation Discussion and Analysis (“CD&A”) within the sections titled “Pay for Performance Alignment” and “Annual Incentive Plan”, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The three items listed below represent the most important metrics we used to determine AIP for FY2024.
Most Important
Performance Measures
> Net Sales
> Adjusted EBITDA
> Free Cash Flow
We believe in the importance of delivering significant value to our stockholders and linking executive pay to our performance. We believe that Adjusted EBITDA (which is a metric used for purposes of our Annual Incentive Plan — see additional details regarding adjustments in the section titled “Compensation Discussion and Analysis — Annual Incentive Plan”) represents the most important financial performance measure linking NEO CAP to Company performance because it is indicative of our profitability and impacts our stock price, and accordingly, EBITDA is the “Company-Selected Measure” that is required to be disclosed in accordance with the PvP Rules. We also view Free Cash Flow as an instrumental measure of the Company’s performance as it drives our capital allocation strategy.

Total Shareholder Return Amount	$ 197.77	170.74	144.33	120.18
Peer Group Total Shareholder Return Amount	142.58	135.28	159.41	160.16
Net Income (Loss)	$ 209,340,000,000	$ (82,306,000,000)	$ 205,381,000,000	$ 164,682,000,000
Company Selected Measure Amount	373,900,000	378,100,000	367,700,000	331,300,000
PEO Name	Mr. Lombardi
Changed Peer Group, Total Shareholder Return Amount	$ 135.33	$ 130.75	$ 156.73	$ 160.51
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)
	Represents the most important financial performance measure not otherwise reported in the above table that is used by the Company to link actual compensation paid during the most recent fiscal year to the Company’s performance, as required pursuant to Item 402(v) of Regulation S-K. Adjusted EBITDA is defined as net income plus depreciation and amortization, interest expense, integration, transition, purchase accounting, legal and various other costs associated with acquisitions and divestitures, tradename impairment and certain tax adjustments. This metric and definition is consistent with Adjusted EBITDA used in the Annual Incentive Plan, as described in the Compensation Discussion and Analysis.
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,700,034)	(3,600,031)	(3,299,970)	(3,127,475)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,349,174	4,139,342	3,940,907	3,390,325
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,372,800	3,171,807	3,085,508	582,640
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,018)	250,311	148,759	124,187
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(611,250)	(592,510)	(565,266)	(507,589)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	718,489	718,300	735,436	583,912
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,980	365,822	315,689	151,858
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (73,869)	$ 59,972	$ 41,577	$ 39,795